Financial Instruments And Risk Managment (Results In Unrealized Gains And Losses Of Fluctuations In Commody Prices) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Natural Gas [Member]
Derivative [Line Items]
10% Price Increase	$ (57)	$ (105)
10% Price Decrease	56	105
Crude Oil [Member]
Derivative [Line Items]
10% Price Increase	(83)	(22)
10% Price Decrease	81	22
Power and Other [Member]
Derivative [Line Items]
10% Price Increase	4	5
10% Price Decrease	$ (4)	$ (5)